UNAUDITED CONDENSED STATEMENTS OF CHANGES IN MEMBER'S CAPITAL - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Oregon Energy LLC
Balance beginning	$ 465,239	$ 473,286	$ 423,434	$ 427,353	$ 472,116	$ 427,353	$ 550,067
Capital contributions	(6,275)	14,373	3,141	110,768
Net loss	(17,443)	(15,543)	14,946	(66,005)		(153,783)	(773,772)
Balance ending	441,521	472,116	441,521	472,116	441,521	423,434	427,353
Oregon Energy LLC | Member's capital
Balance beginning	13,882,354	13,819,469	13,872,938	13,723,074	13,833,842	13,723,074	13,072,016
Capital contributions	(6,275)	14,373	3,141	110,768
Balance ending	13,876,079	13,833,842	13,876,079	13,833,842	13,876,079	13,872,938	13,723,074
Oregon Energy LLC | Accumulated deficit
Balance beginning	(13,417,115)	(13,346,183)	(13,449,504)	(13,295,721)	(13,361,726)	(13,295,721)	(12,521,949)
Net loss	(17,443)	(15,543)	14,946	(66,005)		(153,783)	(773,772)
Balance ending	$ (13,434,558)	$ (13,361,726)	$ (13,434,558)	$ (13,361,726)	$ (13,434,558)	$ (13,449,504)	$ (13,295,721)